Cover	Sep. 29, 2023
Cover [Abstract]
Entity Registrant Name	THC Therapeutics, Inc.
Entity Central Index Key	0001404935
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 29, 2023
Entity File Number	000-55994
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-0164981
Entity Address Address Line 1	11700 W Charleston Blvd. #73
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89135
City Area Code	833
Local Phone Number	420-8428
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false